Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of exchange rates [Abstract]
Balance sheet items, except for equity accounts	6.5326	6.9618
Items in the statements of income and comprehensive income, and statements of cash flows	6.9020	6.9081	6.6090